Balances and transactions with related parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balances and transactions with related parties [Abstract]
Receivable		$ 70,969	$ 74,187
Payable		192,045	172,409
Debt amount		$ 1,058,908	477,048
Maturity date		December 2026
Related Parties [Member]
Balances and transactions with related parties [Abstract]
Interest expenses		$ 18,711	13,885	$ 16,290
Revenues [Abstract]
Revenue, related parties		0	2,408	9,103
Costs [Abstract]
Sub-agency commissions	[1]	0	0	6,910
Related Parties [Member] | Systems [Member]
Revenues [Abstract]
Revenue, related parties	[2]	0	2,408	2,650
Related Parties [Member] | Wharfage Services [Member]
Revenues [Abstract]
Revenue, related parties		0	0	6,227
Related Parties [Member] | Shipping Agencies [Member]
Revenues [Abstract]
Revenue, related parties	[3]	0	0	226
Maritima del Golfo de Mexico [Member]
Balances and transactions with related parties [Abstract]
Receivable	[4]	70,969	74,187
Payable	[4]	0	0
SSA Mexico, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[5]	0	0
Payable	[5]	12,460	14,188
Shareholders [Member]
Balances and transactions with related parties [Abstract]
Receivable	[6]	0	0
Payable	[6]	157,079	158,221
Shareholders [Member] | Lines of Credit [Member] | Fixed Rate [Member]
Balances and transactions with related parties [Abstract]
Debt amount		$ 130,000
Interest rate		15.00%
Payments on capital and interest extended term		1 year
Interest expenses		$ 18,711	13,885
Almacenadora de Deposito Moderno, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[7]	0	0
Payable	[7]	22,506	0
Executive Personnel [Member]
Short-term benefits [abstract]
Salaries		17,656	16,398	10,761
Social security contributions		1,762	2,397	1,900
Short-term benefits		$ 19,418	$ 18,795	$ 12,661

[1]	Commission for sub-agency services provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.
[2]	Services for the usage of SAP software between TMM Dirección Coporativa, S.A. de C.V., subsidiary of Grupo TMM and Marítima del Golfo.
[3]	Commission for agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM and Marítima del Golfo.
[4]	Balances receivable are related to agency and maritime provider commission services.
[5]	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.
[6]	Lines of credit in the amount of $130 million at a 15% annual fixed rate, with payments on capital and interest upon maturity, extended one more year, that had an initial due date in December 2023. During 2024, the maturity was extended to December 2026, maintaining the current conditions. Interest expenses of these credits amounted to $18,711 and $13,885 for the years ended December 31, 2025 and 2024, respectively.
[7]	The balance corresponds to an account payable for services received.